Consolidated Statements of Operations (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Common stock subject to possible redemption	18,598,256	18,926,577
Common stock subject to possible redemption	$ 2,943,051	$ 347,852